Financial Instruments and Risk Management (Details) - Schedule of carrying amount of financial assets represents the maximum credit exposure - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Carrying Amount Of Financial Assets Represents The Maximum Credit Exposure Abstract
Cash and Cash Equivalents	$ 6,034	$ 278
Restricted deposit	163	630
Trade receivables	507	717
Total	$ 6,704	$ 1,625